Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OHIO NATIONAL FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2015
Capital Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Capital Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This Portfolio invests primarily in an actively managed portfolio of equity securities (principally common stocks) of small cap growth companies. It is managed by Eagle Asset Management, Inc. (“Eagle”) under a subadvisory agreement with the Adviser. Small-cap companies are those that, at time of purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index. As of December 31, 2014, the capitalization range of the Russell 2000® Growth Index was between $29.2 million and $11.8 billion. The Russell 2000® Growth Index is an unmanaged index comprised of Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. These are companies that, in Eagle’s opinion, have the potential, based on superior products or services, operating characteristics, and financing capabilities, for more rapid growth than the over-all economy. Investments generally are held in companies in industry segments experiencing rapid growth or in companies with proprietary advantages. Up to 30% of this Portfolio’s assets may be invested in foreign securities. In evaluating potential investments, Eagle may consider a number of factors including the rate of earnings growth, the quality of management, the extent of proprietary operating advantage, the return on equity, the financial condition of the company, and/or the reasonableness of the valuation of the company. The portfolio manager utilizes a “bottom-up” approach to identify the companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is on the individual companies rather than the industry in which that company operates or the economy as a whole.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If a portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Smaller Capitalization Company Risk — Smaller capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Smaller companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

		Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money, or have less return than the market in general, in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-781-6392
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The subadviser for this Portfolio was RS Investment Management Co. LLC until the end August 2003.

		During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 20.80%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -26.94%. That was for the quarter ended on December 31, 2008. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns As of December 31, 2014
Capital Growth Portfolio | Capital Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
2005	rr_AnnualReturn2005	2.62%
2006	rr_AnnualReturn2006	20.12%
2007	rr_AnnualReturn2007	11.23%
2008	rr_AnnualReturn2008	(36.36%)
2009	rr_AnnualReturn2009	35.27%
2010	rr_AnnualReturn2010	36.42%
2011	rr_AnnualReturn2011	(2.46%)
2012	rr_AnnualReturn2012	13.81%
2013	rr_AnnualReturn2013	30.26%
2014	rr_AnnualReturn2014	2.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.94%)
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Years	rr_AverageAnnualReturnYear05	15.11%
10 Years	rr_AverageAnnualReturnYear10	9.08%
Capital Growth Portfolio | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	16.80%
10 Years	rr_AverageAnnualReturnYear10	8.54%